Fair Value Measurement - Summary of Fair Value of Redeemable Convertible Preferred Stock Warrants Liability and Derivative Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock Warrant
Schedule Of Fair Value Of Redeemable Convertible Preferred Stock Warrants Liability And Derivative Liability [Roll Forward]
Beginning balance	$ 19,233	$ 735
Change in fair value	35,034	18,498
Reclassification to APIC upon recapitalization	(54,267)	0
Ending balance	0	19,233
Embedded Derivative - Stockholder Convertible Notes Payable
Schedule Of Fair Value Of Redeemable Convertible Preferred Stock Warrants Liability And Derivative Liability [Roll Forward]
Beginning balance	1,238	150
Change in fair value	(1,238)	1,088
Ending balance	$ 0	$ 1,238